Derivative Instruments - Potential Effect of Netting Arrangements, Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	$ 7.7	$ 8.5	$ 41.3
Financial Instruments	(7.7)	(8.5)	(41.3)
Cash Collateral Posted	0.0	0.0	0.0
Net Amount	0.0	0.0	0.0
Fair Value, derivative liability	865.5	806.0	573.7
A
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	4.2	4.2	14.9
Financial Instruments	(4.2)	(4.2)	(14.9)
Cash Collateral Posted	0.0	0.0	0.0
Net Amount	0.0	0.0	0.0
B
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	1.9	1.4	17.2
Financial Instruments	(1.9)	(1.4)	(17.2)
Cash Collateral Posted	0.0	0.0	0.0
Net Amount	0.0	0.0	0.0
F
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets		1.3
Financial Instruments		(1.3)
Cash Collateral Posted		0.0
Net Amount		0.0
H
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	0.7
Financial Instruments	(0.7)
Cash Collateral Posted	0.0
Net Amount	0.0
I
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets			8.0
Financial Instruments			(8.0)
Cash Collateral Posted			0.0
Net Amount			0.0
Other
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	0.9	1.6	1.2
Financial Instruments	(0.9)	(1.6)	(1.2)
Cash Collateral Posted	0.0	0.0	0.0
Net Amount	0.0	0.0	0.0
Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Fair Value, derivative liability	858.9	799.0	557.4
Embedded derivatives | Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Fair Value, derivative liability	$ 857.8	$ 797.5	$ 532.4